Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES:
Net income (loss) for the period			$ 8,268,947	$ (11,729,741)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation of equipment			2,704
Amortization of debt discounts			3,822
Gain on extinguishment of debt			(160,807)
Loss (gain) from derivative liability			(9,809,916)	10,401,881
Changes in operating assets and liabilities:
Prepaid consulting fees			(30,000)
Accounts payable and accrued expenses			1,291,255	1,323,057
NET CASH (USED IN) OPERATING ACTIVITIES			(429,392)	(4,803)
INVESTING ACTIVITIES:
Purchase of equipment			(47,124)
Acquisition of license			(79,256)
NET CASH USED IN INVESTING ACTIVITIES			(126,380)
FINANCING ACTIVITIES:
Proceeds from obligations collateralized by receivables				4,803
Payments towards obligations collateralized by receivables			(15,000)
Proceeds from convertible debt financings			200,000
Payments towards convertible debt			(17,886)
Proceeds from sales of common stock			363,919
Payments towards notes payable			(6,250)
Proceeds from related party loans			112,061
Payments towards related party loans			(70,500)
NET CASH PROVIDED BY FINANCING ACTIVITIES			566,344	4,803
NET INCREASE (DECREASE) IN CASH			10,572
CASH, BEGINNING OF PERIOD	$ 10,572
CASH, END OF PERIOD			10,572
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Conversion of convertible notes and accrued interest through the issuance of common stock			5,257,524
Amortization of license			4,603
Coroware, Inc. and Subsidiaries [Member]
OPERATING ACTIVITIES:
Net income (loss) for the period	(1,049,537)	(6,022,373)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation of equipment	3,830
Amortization of licenses	7,904
Amortization of debt discounts	8,313
Gain on extinguishment of debt
Stock based compensation	48,000
Loss (gain) from derivative liability	571,095	5,684,891
Changes in operating assets and liabilities:
Prepaid consulting fees	33,611
Accounts payable and accrued expenses	312,759	336,260
NET CASH (USED IN) OPERATING ACTIVITIES	(64,025)	(1,222)
INVESTING ACTIVITIES:
Purchase of equipment
NET CASH USED IN INVESTING ACTIVITIES
FINANCING ACTIVITIES:
Proceeds from obligations collateralized by receivables		1,222
Proceeds from convertible debt financings	108,650
Proceeds from sales of common stock
Payments towards notes payable	(3,000)
Proceeds from related party loans
Payments towards related party loans
NET CASH PROVIDED BY FINANCING ACTIVITIES	105,650	1,222
NET INCREASE (DECREASE) IN CASH	41,625
CASH, BEGINNING OF PERIOD	10,573
CASH, END OF PERIOD	52,198		$ 10,573
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Common Stock issued in satisfaction of accrued executive compensation	150,000	750,000
Common Stock issued for accrued consulting fees	300,000
Common Stock issued for prepaid marketing fees	25,000
Common Stock issued for license	64,000
Common stock and warrants issued in connection with new convertible notes	$ 110,000